Accounts receivable, NET (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	CONSOLIDATED
	12/31/2017					12/31/2016
CURRENT	Due in the short term	Due within 90 days	+ 90 days	Renegotiated Credits (b)	Total	Total

AES ELETROPAULO	28,265	1,134	2	—	29,401	30,576
AES SUL	2,434	—	—	—	2,434	28,326
AMPLA	23,541	2,545	—	—	26,086	24,817
CEA	1,015	384	—	49,547	50,946	301,028
CEB	6,578	557	—	—	7,135	5,216
CEEE	15,832	242	—	—	16,074	27,147
CELESC	42,980	1,250	—	—	44,230	44,187
CELPA	29,079	698	8,478	603	38,858	63,804
CELPE	25,678	608	56	—	26,342	20,403
CEMAR	20,316	338	—	—	20,654	22,837
CEMIG	65,371	1,128	480	—	66,979	34,691
CESP	2,583	—	—	—	2,583	1,656
COELBA	40,434	946	58	—	41,438	32,619
COELCE	30,649	446	—	—	31,095	30,834
COPEL	46,166	1,064	—	—	47,230	79,278
CPFL	21,595	—	348	—	21,943	18,371
EBE	11,165	—	—	—	11,165	9,614
ELEKTRO	35,461	381	—	—	35,842	41,123
ENERGISA	36,437	2,347	84,239	—	123,023	110,045
ENERSUL	11,122	—	—	—	11,122	11,416
ESCELSA	9,589	—	—	—	9,589	18,843
LIGHT	51,529	1,697	123	—	53,349	52,072
PIRATININGA	7,821	253	—	—	8,074	2,505
RGE	24,144	407	7	—	24,558	27,633
Rolling of the Debt (b)	—	—	—	—	—	23,601
Marketing in CCEE	359,288	27,771	3,851	—	390,910	499,735
Use of the Electricity Network	526,135	16,360	46,576	—	589,071	263,806
PROINFA (a)	287,728	28,007	—	186,500	502,236	355,030
Residential Consumer	208,568	215,867	89,469	139,638	653,542	984,551
Industrial Consumer	288,301	35,366	265,960	120,576	710,203	587,683
Rural Consumer	13,514	7,233	7,563	6,572	34,882	70,440
Trade, services and other activities	138,882	63,627	49,450	58,327	310,286	435,284
Public power	70,907	96,996	140,020	66,003	373,926	450,505
Other	1,295,865	12,175	107,851	6,163	1,422,054	1,154,451
(-) ADA (c)	(61,703)	(85,844)	(738,398)	(188,947)	(1,074,892)	(1,461,849)

	3,717,269	433,983	66,133	444,982	4,662,368	4,402,278

NON-CURRENT

CEB	—	—	9,548	—	9,548	14,111
CELPA	—	—	—	—	—	368
CEA	—	—	—	207,403	207,403	—
Marketing in CCEE	—	—	293,560	—	293,560	293,560
Use of the Electricity Network	—	—	4,347	—	4,347	6,276
PROINFA (a)	—	—	—	30,576	30,576	76,441
Rolling of the Debt (b)	—	—	—	—	—	568,635
Public power	—	—	—	127,428	127,428	582,501
Residential Consumer	—	—	—	61,100	61,100	79,251
Industrial Consumer	—	—	—	45,072	45,072	48,039
Rural Consumer	—	—	—	2,510	2,510	5,921
Trade, services and other activities	—	—	—	281,184	281,184	88,649
Other	13,397	—	—	154	13,551	749,090
(-) ADA (c)	—	—	(307,455)	(306,448)	(613,903)	(433,817)

	13,397	—	—	448,979	462,376	2,079,025

	3,730,666	433,983	66,133	893,961	5,124,744	6,481,303

(a) Electricity Trading - PROINFA

Electricity trading transactions within the Incentives for Alternative Electricity Sources Program (PROINFA) generated a positive net balance of R$ 353,933 in the 2017 fiscal year (a positive net balance of R$ 693,094 December 31, 2016), such balance which did not affect the fiscal year net profit and loss of the Company, as this amount is included under the Reimbursement Obligations heading. In the retail consumers balance an amount of R$ 532,812 from PROINFA is recorded for the Company (R$ 431,471 December 31, 2016).

(b) Debt rollover

Debt rollover credits relate to a credit assignment agreement between the Federal Government and the subsidiaries Furnas and Eletrosul, pursuant to the Public Sector Finance Correction Program (Law No. 8,727 of November 5, 1993). The Federal Government assumed, refinanced, and rescheduled debt in 240 accounts that had fallen due since April 1994. If a balance remains unpaid at the end of a 20-year period, as the Federal Government delivers only the resources received from the states, which in turn are restricted by law in commitment levels of revenues, the installment will be extended for another 120 months.

Based on art. 14 of the Complementary Law no. 156 of 2016, there were negotiations relating to such credits, which resulted in discharge of the debt by the National Treasury, in the amount of R$ 1,388,762, on the 1st of August, 2017.

(c) Allowance for doubtful accounts (ADA)

The Company establishes and maintains provisions, based on an analysis of the amounts included in expired receivables and the history of losses, the total amount of which is considered by the Management to be sufficient to cover any losses in the realization of these assets.

Schedule of balance of ADA

	CONSOLIDATED
	12/31/2017	12/31/2016

Consumers	401,891	569,269
Resellers	759,483	765,620
CEA (c.1)	233,861	267,217
CCEE - Short-Term Energy (c.2)	293,560	293,560

	1,688,795	1,895,666

(c.1) In 2015, a provision for uncertain credits on the third installment of a renegotiation of debts with the CEA (installment due in January, 2015) was formed. The amount has been adjusted on a monthly basis and as of December 31, 2017 totaled R$ 233,861 (R$ 267,217 as of December 31, 2016).

(c.2) The subsidiary Furnas has a provision established in 2007 totaling R$ 293,560 (R$ 293,560 as of December 31, 2016). This provision represents historic amounts relating to the trading of energy within the defunct Energy Wholesale Market (MAE) for the period from September 2000 to September 2002, settlement of which is suspended due to injunctions granted in suits filed by electricity distribution concessionaires against the ANEEL and the MAE (now the CCEE).

Schedule of changes in ADA for customer electricity accounts in the consolidated statement

Balance on December 31, 2014	1,659,763

(+) Charged to bad debt expenses for the year	832,632
(-) Reversal	(286,629)
(-) Writeoff	(486,118)

Balance on December 31, 2015	1,719,648

(+) Constitution	657,952
( - ) Reversal	(337,719)
( - ) Disposal	(144,215)

Balance on December 31, 2016	1,895,666

(+) Constitution	782,289
( - ) Reversal	(261,920)
( - ) Disposal	(326,906)
( - ) Classification - Held for Sale	(400,334)

Balance on December 31, 2017	1,688,795